Other Acquisitions - Additional Information (Detail)	12 Months Ended						1 Months Ended		12 Months Ended		1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Change in Control of Company USD ($)	Dec. 31, 2011 Change in Control of Company USD ($)	Dec. 31, 2012 Transaction Costs USD ($)	Dec. 31, 2011 Transaction Costs USD ($)	May 12, 2011 CPT USD ($)	May 12, 2011 CPT EUR (€)	Dec. 31, 2011 CPT USD ($)	Dec. 31, 2011 CPT Transaction Costs USD ($)	Oct. 04, 2012 Tyco Flow Control Luxembourg USD ($)	Dec. 31, 2012 Water & Fluid Solutions USD ($)	Dec. 31, 2011 Water & Fluid Solutions USD ($)
Business Acquisition [Line Items]
Business acquisition purchase price							$ 715,300,000	€ 502,700,000				$ 121,200,000	$ 21,600,000
Goodwill							451,800,000					80,900,000	14,400,000
Intangibles							197,200,000
Weighted average amortization period							10 years	10 years
Fair value adjustments of inventory and customer backlog	178,100,000	262,000,000							12,900,000
Proforma fair value adjustments for nonrecurring items related to transaction related costs			21,800,000	21,800,000	57,300,000	8,700,000				8,000,000
Percentage of ownership acquired											25.00%
Cash paid											100,000,000		17,800,000
Percentage of ownership											75.00%
Note payable issued													3,800,000
Total Transaction Cost Of Business Acquisition	$ 57,300,000	$ 8,200,000